Financial Instruments and Risk Management - Summary of Derivative Instruments Contracted (Parenthetical) (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2018 BRL (R$)	Jul. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Derivative financial instruments [abstract]
Swap operation floor rate	R$ 3.85		R$ 3.25
Swap ceiling rate	R$ 5.00		R$ 5.00
FX Variation Interest rate	9.25%	9.25%	9.25%	9.25%
Value of principal contracted | $		$ 500		$ 1,000
Cemig's obligation	125.52% of the CDI rate	125.52% of the CDI rate	150.49% of the CDI	150.49% of the CDI